Loans and Financing (Tables)	12 Months Ended
Dec. 31, 2024
Loans and Financing [Abstract]
Schedule of Loans and Financing
	Average annual			Payment	Current		Non-current
Type	interest rate	Currency	Index	terms / non- current debt	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Foreign currency
ACC - Advances on exchange contracts	5.94%	USD	—	2025	1,015,010	52,158	—	—
Prepayment	5.69%	USD	SOFR	2025 - 27	100,296	5,531	—	174,346
FINIMP – Import Financing	6.03%	USD and EUR	Euribor	2025	614	31,291	—	647
White Stripe credit facility	8.45%	USD and CAD	—	—	—	2,892	—	—
Working capital - Dollar	7.49%	USD	SOFR	2030	6,238	362	2,223	2,553
CRA - Agribusiness Credit Receivable Certificates	5.36%	USD	—	2029	719	442	65,189	38,464
Scott credit facilities	2.20%	USD	—	2030	—	—	—	1,815
Export credit note	6.96%	USD	SOFR	2025	102,367	—	—	—
Others	7.03%	Several	Several		3,584	—	1,691	—
					1,228,828	92,676	69,103	217,825
Local currency
FINAME (1)	6.00%	BRL	—	2025	5	478	—	6
Prepayment	7.09%	GBP, USD	BoE, SOFR	2025	—	54,906	—	60,000
Notes 2.50% JBS Lux 2027 (1)	2.50%	USD	—	2027	11,458	11,542	990,319	986,220
Notes 5.13% JBS Lux 2028 (1)	5.13%	USD	—	2028	19,085	19,219	889,288	886,398
Notes 6.5% JBS Lux 2029 (1)	6.50%	USD	—	2029	934	1,084	69,842	77,885
Notes 3.00% JBS Lux 2029 (1)	3.00%	USD	—	2029	7,399	7,458	588,860	586,210
Notes 5.50% JBS Lux 2030 (1)	5.50%	USD	—	2030	31,312	31,910	1,241,293	1,239,931
Notes 3.75% JBS Lux 2031 (1)	3.75%	USD	—	2031	1,489	1,563	488,985	495,338
Notes 3.00% JBS Lux 2032 (1)	3.00%	USD	—	2032	3,750	3,833	982,670	980,341
Notes 3.63% JBS Fin 2032 (1)	3.63%	USD	—	2032	16,096	16,729	955,546	984,472
Notes 5.75% JBS Lux 2033 (1)	5.75%	USD	—	2033	23,621	29,469	1,626,266	2,001,095
Notes 6.75% JBS Lux 2034 (1)	6.75%	USD	—	2034	30,068	30,900	1,485,757	1,576,065
Notes 4.38% JBS Lux 2052 (1)	4.38%	USD	—	2052	16,188	16,309	887,691	887,237
Notes 6.50% JBS Lux 2052 (1)	6.50%	USD	—	2052	8,106	8,396	1,526,099	1,527,284
Notes 7.25% JBS Lux 2053 (1)	7.25%	USD	—	2053	8,038	18,669	883,217	883,214
Notes 4.25% PPC 2031	4.25%	USD	—	2031	7,577	8,972	844,203	984,404
Notes 3.50% PPC 2032	3.50%	USD	—	2032	10,413	10,500	892,253	891,184
Notes 6.25% PPC 2033	6.25%	USD	—	2033	30,285	43,924	966,001	984,018
Notes 6.88% PPC 2034	6.88%	USD	—	2034	4,201	7,639	486,078	484,577
Working capital - Reais	10.99%	BRL	TJLP	2028	—	5,081	—	16,331
Working capital - Euros	3.78%	EUR	Euribor	2025 - 28	21,789	17,249	8,684	10,186
Export credit note	13.48%	BRL	CDI	2025 - 30	858	2,913	847	214,735
CDC - Direct Consumer Credit	15.29%	BRL	—	2028	9,346	21,296	815	9,020
Livestock financing - Pre	11.01%	BRL	—	2025	341,493	242,928	—	—
CRA - Agribusiness Receivables Certificate	6.85%	BRL	CDI and IPCA	—	11,415	149,060	1,218,300	2,013,297
Credit line - Scott	7.69%	USD, EUR	—	2025 - 37	—	20,087	—	529
Credit line - Beardstown Pace	3.65%	USD	—	2025	—	6,689	—	64,700
JBS Australia Confinement Agreement	2.76%	AUD	—	2050	—	993	—	34,053
Commercial Paper	5.10%	—	—	2028	202,144	—	—	—
Others	6.63%	Several	Several		38,327	9,098	140,454	11,012
					855,397	798,894	17,173,468	18,889,742
					2,084,225	891,570	17,242,571	19,107,567

(1)	Corresponds to the Debt Registration with the Securities and Exchange Commission (SEC) on October 25, 2024.

Schedule of Non-Current Portion of the Principal Payment of Loans and Financing

The non-current portion of the principal payment schedule of loans and financing is as follows:

Maturity	December 31, 2024	December 31, 2023

2025	—	171,228
2026	37,853	18,998
2027	1,008,400	1,193,540
2028	982,940	1,102,778
2029	705,753	34,417
2030	1,365,829	—
Maturities after 2030	13,141,796	16,586,606
	17,242,571	19,107,567

Schedule of Debt Covenant Restrictions

The Group was in compliance with all of its debt covenant restrictions at December 31, 2024 .

Type	Issuer and guarantors	Covenants / Guarantees	Events of default
JBS USA Revolving Credit Facility

Issuer:

-JBS USA Holding Lux S.à.r.l.;

-JBS USA Food Company;

-JBS Australia Pty. Ltd.;

-JBS Food Canada ULC .

Guarantors:

-JBS S.A.;

-JBS Global Luxembourg S.à.r.l.;

-JBS Global Meat Holdings

Pty. Limited.

Usual and customary for investment grade facilities of this type and subject to customary exceptions, but limited to: (i) incurrence of “priority debt”, (ii) liens; (iii) fundamental changes, (iv) sale lease-backs, (v) sales of all or substantially all of the assets of the Borrowers and their subsidiaries, (vi) changes in line of business and (vii) changes in fiscal year.

The credit agreement also require compliance with a maximum total debt to capitalization of 55.0% (the “Financial Maintenance Covenant”). The Borrowers may give collateral cure notice to the administrative agent, electing to provide full unconditional guarantee perfected by first priority security interest in substantially all US assets. From and after the collateral cure date the financial maintenance covenant shall no longer be in effect, availability under the Revolving Credit Facility shall be limited to collateral coverage and there shall be limitations on 1) liens, 2) indebtedness, 3) sales and other dispositions of assets, 4) dividends, distributions and other payments in respect of equity interest, 5) investments, acquisitions, loans and advances, and 6) voluntary prepayments, redemptions or repurchases of unsecured subordinated material indebtedness. In each case, clauses 1 to 6 are subject to certain exceptions which can be material.

The facility contains customary events of default. (1)
Notes 2.50% JBS Lux 2027
Notes 5,13% JBS Lux 2028

Issuer:

JBS USA Holding Lux S.A. (JBS Lux);

JBS USA Food Company (JBS USA);

-JBS USA Foods Group Holdings, Inc. (JBS USA)

Guarantor:

JBS S.A. (JBS S.A.);

JBS Global Luxembourg S.à.r.l

(JBS Global Lux);

JBS Global Meat Holdings Pty. Limited (JBS Global Meat).

Notes 6,50% JBS Lux 2029
Notes 3,00% JBS Lux 2029

These notes contain restrictive covenants applicable to the Group including limitation on liens, limitation on sale and leaseback transactions, limitation on merger, consolidation and sale of assets. These limitations are subject to certain exceptions, which can be material.

The notes customary events of default.(1)
Notes 5,50% JBS Lux 2030
Notes 3.75% JBS Lux 2031
Notes 3,00% JBS Lux 2032
Notes 3.63% JBS Lux 2032
Notes 5,75% JBS Lux 2033
Notes 6,75% JBS Lux 2034
Notes 4,38% JBS Lux 2052
Notes 6,50% JBS Lux 2052
Notes 7,25% JBS Lux 2053

Notes 4,25% PPC 2031	Issuer: -Pilgrim’s Pride Corporation.

These notes contain restrictive covenants applicable to the Issuer and its Significant subsidiaries including limitation on liens, limitation on sale and leaseback transactions, limitation on merger, consolidation and sale of assets. These limitations are subject to certain exceptions, which can be material.

The notes customary events of default.(1)
Notes 3,50% PPC 2032	Guarantor:
Notes 6,25% PPC 2033	-Pilgrim’s Pride Corporation of West Virginia, Inc.;
Notes 6,88% PPC 2034
PPC Revolving Credit Facility	Borrowers: -Pilgrim’s Pride Corporation; -To-Ricos Ltd. -To-Ricos Distribution, LTD.

On October 4, 2023, PPC and certain of its subsidiaries entered into an unsecured Revolving Credit Agreement with CoBank, ACB as administrative agent and other involved lenders that replaced the 2021 U.S. Credit Facility.

The credit agreement increased its availability under the revolving loan commitment from US$800.0 million to US$850.0 million, in addition to changes to clauses and the extension of the maturity date from August 2026 to October 2028.

The RCF (Revolving Credit Facility) also requires compliance with a minimum interest coverage ratio of 3.50:1.00 (the “Financial Maintenance Covenant”). The Borrowers may give collateral cure notice to the administrative agent, electing to provide full unconditional guarantee perfected by first priority security interest in substantially all U.S. assets. From and after the collateral cure date the financial maintenance covenant shall no longer be in effect, availability under the RCF shall be limited to collateral coverage, may be subject to a minimum fixed charge coverage ratio if utilization is above 80% and there shall be limitation on 1) liens, 2) indebtedness, 3) sales and other dispositions of assets, 4) dividends, distributions, and other payments in respect of equity interest, 5) investments, acquisitions, loans and advances, and 6) voluntary prepayments, redemptions or repurchases of unsecured subordinated material indebtedness. In each case, clauses 1 to 6 are subject to certain exceptions which can be material.

The facility also contains customary events of default. (1)
Moy Park Holdings (Europe) Limited Revolving Credit Facility

Borrowers:

-Moy Park Limited

-Pilgrim’s Pride Limited

-Pilgrim’s Food Masters UK Limited

- Pilgrim’s Food Masters Ireland Limited

- Pilgrim’s Shared Services Limited

Guarantors:

- Moy Park Limited

- Moy Park Holidings (Europe) Limited

- Consumer Foods Van Sales Limited

- Onix Investments UK Limited

- Rollover Limited - Oakhouse Limited

- Attleborough Foods Limited

- Noon Products Limited

- Spurway Foods Limited - Pilgrim’s Pride Limited

The RCF requires compliance with a minimum interest coverage ratio of 3.00:1.00 and Leverage ratio shall not exceed 3.00:1.00 as applicable to borrowers.

Customary covenants that may limit Moy Park Holdings (Europe) Limited ability and the ability of Borrowers or Guarantors to, among other things:

- sell or dispose of certain assets;

- change the general nature of the core business of the company;

- incur certain additional indebtedness;

- declare certain dividends, share premiums, or repurchases of equity.

The facility also contains customary events of default. (1)

Primo ANZ credit facility

Borrowers:

- Primo Foods Pty Ltd.

Guarantors:

- Industry Park Pty Ltd;

-Primo Foods Pty Ltd;

-Australian Consolidated Food Holdings Pty Limited;

-Australian Consolidated Food Investments Pty Limited;

-Primo Group Holdings Pty Limited;

-Primo Meats Pty Ltd;

-Hans Continental Smallgoods Pty Ltd;

-P& H Investments 1 Pty Ltd;

-Hunter Valley Quality Meats Pty Limited;

-Seven Point Pork Pty Ltd;

-P&H Investments 2 Pty Ltd;

-Primo Retail Pty Ltd;

-Primo Meats Admin Pty Ltd;

-Premier Beehive Holdco Pty Ltd;

-Premier Beehive NZ.

Customary covenants that may limit Primo’s ability and the ability of certain subsidiaries to, among other things:

- sell or dispose of certain assets;

- change the general nature of the core business of the Group;

- incur certain additional indebtedness;

- declare certain dividends, share premiums, or repurchases of equity.

The facility also contains customary events of default. (1)
Huon credit facility

Borrowers:

Huon Aquaculture Group Limited

Guarantors:

-Industry Park Pty Ltd;

-Huon Aquaculture Group Limited;

-Huon Aquaculture Company Pty Ltd;

-Springs Smoked Seafoods Pty Ltd ;

-Springfield Hatcheries Pty Ltd;

-Huon Ocean Trout Pty Ltd;

-Meadow Bank Hatchery Pty Ltd;

-Morrison’s Seafood Pty Ltd;

-Southern Ocean Trout Pty Ltd;

-Huon Shellfish Co Pty Ltd;

-Spring Smoked Salmon Pty Ltd;

-Huon Salmon Pty Ltd;

-Huon Smoked Salmon Pty Ltd;

-Huon Smoked Seafoods Pty Ltd;

-Huon Seafoods Pty Ltd;

-Huon Tasmanian Salmon Pty Ltd.

Customary covenants that may limit Huon’s ability and the ability of certain subsidiaries to, among other things:

- sell or dispose of certain assets;

- change the general nature of the core business of the Group;

- incur certain additional indebtedness;

- declare certain dividends, share premiums, or repurchases of equity.

The facility also contains customary events of default. (1)

Credit facility JBS Australia & Rivalea

Borrowers:

-JBS Australia Pty Limited;

-Rivalea (Australia) Pty Ltd.

Guarantors:

-JBS Australia Pty Limited;

-Diamond Valley Pork Pty Ltd;

-Oxdale Dairy Enterprise Pty Ltd;

-Rivalea (Australia) Pty Ltd

Industry Park Pty Ltd.

Customary covenants that may limit JBS Australia´s and Rivalea’s ability and the ability of certain subsidiaries to, among other things:

- sell or dispose of certain assets;

- change the general nature of the core business of the Group;

- incur certain additional indebtedness;

- declare certain dividends, share premiums, or repurchases of equity.

The facility also contains customary events of default. (1)

Credit facility	Borrowers: -Andrews Meat Industries Pty Ltd.

Customary covenants that may limit JBS AMI ability and the ability of certain subsidiaries to, among other things:

- sell or dispose of certain assets;

- change the general nature of the core business of the Group;

- incur certain additional indebtedness;

- declare certain dividends, share premiums, or repurchases of equity.

The facility also contains customary events of default. (1)

Credit facility	Borrowers: -White Stripe Foods Pty Ltd.

Customary covenants that may limit JBS WSF ability and the ability of certain subsidiaries to, among other things:

- sell or dispose of certain assets;

- change the general nature of the core business of the Group.

The facility also contains customary events of default. (1)
Credit facility Mexico	Borrowers: -Pilgrim’s Pride, S. de R.L. de C.V. Guarantors: -Avícola Pilgrim’s Pride de México, S.A. de C.V.	Customary covenants that may limit the Borrower´s ability to realize new investments and be a guarantor for third party loans, change the general nature of the core business of the company or line of business and initiate the liquidation process. These limitations are subject to certain exceptions, which may be material	The facility also contains customary events of default. (1)

Commercial Paper

Issuer:

JBS USA Holding Lux S.A. (JBS Lux);

JBS USA Food Company (JBS USA);

-JBS USA Foods Group Holdings, Inc. (JBS USA)

Guarantor:

JBS S.A. (JBS S.A.);

JBS Global Luxembourg S.à r.l (JBS Global Lux);

JBS Global Meat Holdings Pty. Limited (JBS Global Meat).

		On December 10, 2024, the Group began issuing commercial paper allowing us to borrow funds for up to 397 days at competitive interest rates which vary based on the term of the notes. As of December 31, 2024, outstanding borrowings were $202.1 million, net of the related discount on issuance. The weighted average interest rate on the commercial paper outstanding was 5.1% with maturities of less than 30 days.	The facility also contains customary events of default. (1)

8° issuance of debentures CRA	Borrowers: JBS S.A

Standard contractual restrictions that may limit the Group’s ability, among other things, to:

-create liens;

-sell or transfer to third parties all or substantially all assets;

-carry out spin-offs, mergers or incorporations of the Group and/or its Subsidiaries by third parties;

-pay dividends if the issuer is in default with respect to any of its pecuniary obligations under the indenture

The facility contains customary events of default. (1)
9° issuance of debentures CRA
10° issuance of debentures CRA
11° issuance of debentures CRA
1° issuance of Agribusiness Receivables Certificate (CRA)	Borrowers: Seara Alimentos Ltda. Guarantors: JBS S.A

Standard contractual restrictions that may limit the Group’s ability, among other things, to:

-create liens;

-sell or transfer to third parties all or substantially all assets;

-carry out spin-offs, mergers or incorporations of the Group and/or its Subsidiaries by third parties;

-pay dividends if the issuer is in default with respect to any of its pecuniary obligations under the indenture

The facility contains customary events of default. (1)

(1)	Customary events of default include failure to perform or observe terms, covenants or other agreements in the facility, defaults on other indebtedness if the effect is to permit acceleration, failure to make a payment on other indebtedness unless waived or extended within the applicable grace period, entry of unsatisfied judgments or orders against the issuer or its subsidiaries and certain events related to bankruptcy and insolvency matters.

Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities	Reconciliation of movement of liabilities to cash flows arising from financing activities
	Note	Balance at January 1, 2024	Cash flows	(Financial) Revenue	Non-cash transactions(1)	Balance at December 31, 2024

Loans and financing	15	(19,999,137)	1,209,621	(515,870)	(21,410)	(19,326,796)
Lease liability	11	(1,841,227)	473,098	(104,177)	(261,723)	(1,734,029)
Derivative liabilities		(56,456)	233,008	(477,887)	119,737	(181,598)
Margin cash	3	132,461	(21,099)	59,006	(33,814)	136,554
Profit reserves		(3,587,219)	(1,179,620)	—	592,365	(4,174,474)
Non-controlling interest		(682,742)	(4,296)	—	(352,861)	(1,039,899)
Total		(26,034,320)	710,712	(1,038,928)	42,294	(26,320,242)

	Note	Balance at January 1, 2023	Cash flows	(Financial) Revenue	Non-cash transactions(1)	Balance at December 31, 2023

Loans and financing	15	(17,700,148)	(907,975)	(1,322,258)	(68,756)	(19,999,137)
Lease liability	11	(1,721,833)	354,947	(70,277)	(404,064)	(1,841,227)
Derivative liabilities		1,267	12,745	(8,639)	(61,829)	(56,456)
Margin cash	3	130,209	(26,602)	28,854	—	132,461
Profit reserves		(4,264,534)	(447,979)	—	1,125,294	(3,587,219)
Non-controlling interest		(645,970)	(6,318)	—	(30,454)	(682,742)
Total		(24,201,009)	(1,021,182)	(1,372,320)	560,191	(26,034,320)

	Note	Balance at January 1, 2022	Cash flows	(Financial) Revenue	Non-cash transactions(1)	Balance at December 31, 2022

Loans and financing	15	(16,578,829)	187,123	(1,141,271)	(167,171)	(17,700,148)
Lease liability	11	(1,506,043)	434,488	(75,883)	(574,395)	(1,721,833)
Derivative liabilities		(10,444)	261,739	(250,028)	—	1,267
Margin cash	3	223,162	(109,732)	16,779	—	130,209
Treasure shares		619,298	551,888	—	(1,171,186)	—
Profit reserves		(3,385,709)	872,802	—	(1,751,627)	(4,264,534)
Non-controlling interest		(660,796)	103,141	—	(88,315)	(645,970)
Total		(21,299,361)	2,301,449	(1,450,403)	(3,752,694)	(24,201,009)

(1)	The values presented as non-cash transactions refer to lease liabilities, allocation of net profit, and provisions.